PROPERTY AND EQUIPMENT.	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT.
5.	PROPERTY AND EQUIPMENT.

Property and equipment consisted of the following (in thousands):

	December 31,
	2018	2017
Facilities and plant equipment	$621,909	$601,156
Land	8,970	8,970
Other equipment, vehicles and furniture	11,812	10,189
Construction in progress	30,312	38,041
	673,003	658,356
Accumulated depreciation	(190,346)	(150,004)
	$482,657	$508,352

Depreciation expense was $40,849,000, $38,651,000 and $35,441,000 for the years ended December 31, 2018, 2017 and 2016, respectively.

For the year ended December 31, 2018, 2017 and 2016, the Company capitalized interest of $1,170,000, $822,000 and $1,307,000, respectively, related to its capital investment activities.